UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2019 (Unaudited)

DWS Managed Municipal Bond Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 98.6%
Alaska 0.3%
Alaska, State Housing Finance Corp., Home Mortgage Revenue, Series A, AMT, 1.76% **, 3/1/2019, SPA: JPMorgan Chase Bank NA	1,000,000	1,000,000
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	11,832,370
		12,832,370
Arizona 0.6%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,899,648
5.0%, 12/1/2037	8,405,000	9,954,378
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	12,775,000	13,347,064
		25,201,090
California 14.2%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	11,765,000	13,013,031
Series A-1, 5.0%, 6/1/2047	5,900,000	5,695,388
Series A-2, 5.0%, 6/1/2047	18,070,000	17,443,332
Series A-1, 5.25%, 6/1/2047	3,700,000	3,708,436
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	21,972,737
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	2,395,000	2,536,952
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	37,908,150
5.0%, 2/1/2033	8,000,000	8,655,360
5.0%, 8/1/2035	13,210,000	15,093,350
5.0%, 2/1/2043	20,000,000	21,780,000
5.0%, 5/1/2044	11,200,000	12,340,160
5.25%, 4/1/2035	15,340,000	16,759,717
California, State General Obligation, Various Purposes:
5.25%, 9/1/2026	18,765,000	20,403,372
5.25%, 9/1/2030	5,000,000	5,414,850
5.25%, 10/1/2032	25,000,000	27,108,250
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 8/15/2043	10,000,000	11,049,400
California, State Municipal Finance Authority Revenue, LINXS APM Project:
Series A, AMT, 5.0%, 12/31/2043	6,000,000	6,653,520
Series A, AMT, 5.0%, 12/31/2047	3,200,000	3,533,120
Series A, AMT, 5.0%, 6/1/2048	1,200,000	1,323,540
California, State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Rialto Bioenergy Facility LLC Project, Green Bond, AMT, 144A, 7.5%, 12/1/2040	7,000,000	6,731,060
California, State Public Works Board, Lease Revenue, Series A, 5.0%, 9/1/2039	25,000,000	27,991,250
California, State University Revenue, Series A, 5.0%, 11/1/2038	7,410,000	8,472,816
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,677,140
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 144A, 5.0%, 12/1/2041	7,000,000	7,398,860
Series A, 144A, 5.0%, 12/1/2046	3,500,000	3,675,910
Series A, 144A, 5.5%, 12/1/2058	2,705,000	2,958,567
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	8,625,000	10,393,556
Series C, AMT, 5.0%, 5/15/2029	7,050,000	8,406,914
Series B, AMT, 5.0%, 5/15/2030	5,715,000	6,827,196
Series C, AMT, 5.0%, 5/15/2030	3,910,000	4,620,682
Series B, AMT, 5.0%, 5/15/2031	8,350,000	9,885,982
Series C, AMT, 5.0%, 5/15/2031	3,910,000	4,581,347
Series C, AMT, 5.0%, 5/15/2044	4,000,000	4,491,320
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series D, AMT, 5.0%, 5/15/2048	15,000,000	17,032,200
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property, Series B, 5.0%, 11/1/2031	7,000,000	8,246,560
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	16,196,000
Series B, 5.25%, 7/1/2039	12,000,000	12,147,000
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	9,455,000	11,318,864
Series C, AMT, 5.0%, 7/1/2030	13,690,000	16,259,887
Series C, AMT, 5.0%, 7/1/2031	3,500,000	4,130,000
Series C, AMT, 5.0%, 7/1/2032	3,000,000	3,516,990
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	12,500,000	13,600,875
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series F, 5.0%, 5/1/2035	27,500,000	28,406,400
Series A, AMT, 5.0%, 5/1/2040	14,000,000	15,249,920
Series D, AMT, 5.0%, 5/1/2043	28,800,000	32,517,216
Series D, AMT, 5.0%, 5/1/2048	8,000,000	8,976,720
University of California, State Revenues, Limited Project:
Series O, 4.0%, 5/15/2029	4,165,000	4,766,967
Series O, 4.0%, 5/15/2030	5,000,000	5,631,850
Series O, 4.0%, 5/15/2031	3,335,000	3,698,849
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,239,800
		576,441,363
Colorado 6.3%
Colorado, Certificates of Participation, Series A, 4.0%, 12/15/2035	5,000,000	5,289,800
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038	30,000,000	42,090,600
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	16,250,000	18,368,837
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	4,890,000	5,345,797
Series A, 5.0%, 12/1/2048	7,825,000	8,521,503
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	36,128,795
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	6,775,230
Denver City & County, CO, Airport Revenue:
Series A, AMT, 5.0%, 12/1/2029	8,950,000	10,719,683
Series A, AMT, 5.0%, 12/1/2032	24,335,000	28,612,120
Series A, AMT, 5.5%, 11/15/2028	15,000,000	17,029,200
Series A, AMT, 5.5%, 11/15/2029	14,705,000	16,645,472
Series A, AMT, 5.5%, 11/15/2030	15,080,000	17,027,130
Series A, AMT, 5.5%, 11/15/2031	5,000,000	5,633,800
Denver, CO, Convention Center Hotel Authority Revenue, 5.0%, 12/1/2040	2,770,000	2,983,567
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	6,635,000	6,683,904
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	26,010,000	28,372,488
		256,227,926
Connecticut 2.1%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project:
144A, 5.0%, 4/1/2039	12,000,000	12,651,360
Series A, Prerefunded, 7.875%, 4/1/2039	6,000,000	6,394,920
Connecticut, State General Obligation:
Series C, 5.0%, 6/15/2028	5,000,000	5,856,650
Series C, 5.0%, 6/15/2029	14,690,000	17,092,402
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	2,610,000	2,853,200
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,007,600
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	19,367,100
		85,223,232
Delaware 0.1%
Delaware, State Health Facilities Authority Revenue, BEEBE Medical Center, Inc., 5.0%, 6/1/2050	5,250,000	5,659,290
District of Columbia 2.1%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2032	9,000,000	10,352,700
Series A, 5.0%, 6/1/2033	10,300,000	11,898,272
District of Columbia, Georgetown University Revenue:
5.0%, 4/1/2032	2,500,000	2,896,125
5.0%, 4/1/2033	5,000,000	5,757,150
5.0%, 4/1/2034	5,000,000	5,737,400
Metropolitan Washington, DC, Airports Authority System Revenue:
AMT, 5.0%, 10/1/2031	3,850,000	4,478,667
Series A, AMT, 5.0%, 10/1/2030	7,750,000	8,722,082
Series A, AMT, 5.0%, 10/1/2031	5,355,000	6,145,880
AMT, 5.0%, 10/1/2032	2,250,000	2,605,635
Series A, AMT, 5.0%, 10/1/2032	5,000,000	5,711,550
Series A, AMT, 5.0%, 10/1/2044	3,890,000	4,257,255
Metropolitan Washington, DC, Airports Authority Systems Revenue, AMT, 5.0%, 10/1/2042	10,805,000	12,067,348
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,738,900
Series A, 5.0%, 10/1/2030	1,455,000	1,725,310
		84,094,274
Florida 5.0%
Broward County, FL, Airport Systems Revenue:
Series Q-1, 5.0%, 10/1/2037	29,000,000	31,460,070
AMT, 5.0%, 10/1/2042	10,000,000	11,121,100
AMT, 5.0%, 10/1/2047	8,950,000	9,903,712
Florida, Halifax Hospital Medical Center, 5.0%, 6/1/2036	2,110,000	2,298,191
Florida, Jacksonville Electric Authority, Electric System Revenue:
Series B, 4.0%, 10/1/2035	2,345,000	2,410,285
Series B, 4.0%, 10/1/2037	1,500,000	1,539,840
Florida, Jacksonville Water & Sewer System Revenue, Series A, 5.0%, 10/1/2029	5,000,000	5,920,400
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	9,100,000	9,182,173
144A, 4.375%, 5/1/2050	7,600,000	7,671,060
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2040	10,000,000	10,981,600
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	225,000	229,910
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,868,772
Marco Island, FL, Utility Systems Revenue:
Series A, Prerefunded, 5.0%, 10/1/2034	1,000,000	1,053,140
Series A, Prerefunded, 5.0%, 10/1/2040	1,000,000	1,053,140
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,779,039
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	15,642,150
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.375%, 10/1/2035	210,000	220,704
Series A-1, Prerefunded, 5.375%, 10/1/2035	790,000	835,938
Series A-1, Prerefunded, 5.375%, 10/1/2041	19,290,000	20,411,713
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	7,500,000	8,278,125
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,001,170
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series C, ETM, 6.25%, 10/1/2021, INS: NATL	3,825,000	4,089,193
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2033	16,610,000	19,093,527
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series C, 5.0%, 5/15/2038	2,000,000	2,086,740
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,985,000	3,179,234
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	900,000	929,709
Tampa-Hillsborough County, FL, Expressway Authority, Series A, 5.0%, 7/1/2037	10,000,000	10,852,800
		204,093,435
Georgia 4.3%
Atlanta, GA, Airport Revenue, Series B, 5.0%, 1/1/2037	720,000	769,162
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.25%, 11/1/2028	5,000,000	5,752,550
Series B, 5.375%, 11/1/2039, INS: AGMC	13,915,000	14,228,505
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	18,135,000	19,818,291
DeKalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,356,972
Series A, 5.25%, 10/1/2033	3,635,000	3,925,327
Series A, 5.25%, 10/1/2036	11,115,000	11,976,635
Series A, 5.25%, 10/1/2041	29,000,000	31,157,310
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	3,155,000	3,461,571
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	1,940,000	2,005,009
Series A, 5.5%, 2/15/2045	4,720,000	4,871,040
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	2,035,000	2,200,852
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	12,440,000	12,451,072
Series A, 5.0%, 3/15/2020	2,700,000	2,779,650
Series B, 5.0%, 3/15/2020	5,000,000	5,151,650
Series A, 5.0%, 3/15/2022	17,340,000	18,791,011
Series A, 5.5%, 9/15/2023	5,000,000	5,686,000
Series A, 5.5%, 9/15/2024	4,635,000	5,383,460
Series A, 5.5%, 9/15/2027	5,000,000	6,096,450
Series A, 5.5%, 9/15/2028	5,000,000	6,165,100
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	2,995,000	3,253,439
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,061,872
		174,342,928
Hawaii 0.8%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	16,800,000	17,380,272
Series A, AMT, 5.0%, 7/1/2041	8,930,000	9,882,474
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	6,000,000	6,099,060
		33,361,806
Illinois 7.5%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2030	1,395,000	1,487,977
Series A, 5.0%, 12/1/2032	2,680,000	2,825,658
Series A, 5.0%, 12/1/2033	2,060,000	2,168,624
Series A, 5.0%, 12/1/2034	810,000	848,767
Series H, 5.0%, 12/1/2036	6,075,000	6,287,686
Series H, 5.0%, 12/1/2046	3,470,000	3,513,861
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.0%, 1/1/2034	7,000,000	7,622,860
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series B, 5.0%, 1/1/2034	1,540,000	1,749,840
Series C, 5.0%, 1/1/2034	6,000,000	6,743,160
Series B, 5.0%, 1/1/2035	4,250,000	4,758,130
Series B, 5.0%, 1/1/2036	3,845,000	4,333,699
Series B, 5.0%, 1/1/2037	3,845,000	4,315,859
Series A, AMT, 5.0%, 1/1/2048	12,000,000	13,284,480
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	2,190,000	2,319,276
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	2,630,000	2,870,040
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2023, INS: AGMC	2,990,000	2,997,774
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,310,447
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	12,135,332
5.5%, 4/1/2039	4,800,000	4,814,016
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series B, 5.0%, 6/15/2052	11,700,000	11,911,536
Series A, 5.0%, 6/15/2057	6,000,000	6,259,440
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2038, INS: NATL	17,305,000	7,105,087
Illinois, Railsplitter Tobacco Settlement Authority:
5.0%, 6/1/2026	7,500,000	8,775,000
Prerefunded, 6.0%, 6/1/2028	17,315,000	18,945,207
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	8,902,320
Series A, 6.7%, 11/1/2021, INS: NATL	9,565,000	10,343,782
Illinois, Sales & Special Tax Revenue, 6.25%, 12/15/2020, INS: AMBAC	1,910,000	1,972,476
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	2,435,000	2,615,166
Illinois, State Finance Authority Revenue, Edward Elmhurst Obligated Group:
Series A, 5.0%, 1/1/2036	2,970,000	3,273,831
Series A, 5.0%, 1/1/2037	3,965,000	4,344,173
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	13,956,271
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	12,000,000	13,645,440
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2030	4,230,000	4,524,831
Series B, 5.0%, 10/1/2031	6,500,000	6,927,050
Series B, 5.0%, 10/1/2032	5,000,000	5,302,800
5.0%, 2/1/2027	8,075,000	8,763,555
Series D, 5.0%, 11/1/2028	9,425,000	10,178,152
5.0%, 1/1/2035	4,200,000	4,355,484
Series A, 5.0%, 5/1/2035	11,000,000	11,522,280
Series A, 5.0%, 5/1/2036	14,355,000	15,004,133
Series A, 5.0%, 12/1/2038	4,760,000	4,939,833
Series A, 5.0%, 12/1/2039	10,240,000	10,600,857
Series A, 5.0%, 5/1/2040	3,000,000	3,103,860
Series A, 5.0%, 5/1/2043	7,000,000	7,201,040
Springfield, IL, Electric Revenue, Senior Lien, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	5,805,000	6,387,764
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	5,000,000	5,350,250
		304,599,104
Indiana 1.4%
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group:
5.0%, 11/15/2043	1,725,000	1,804,419
5.0%, 11/15/2048	3,410,000	3,553,356
5.0%, 11/15/2053	15,400,000	15,925,910
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,561,857
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2031	2,595,000	3,056,754
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	5,000,000	5,379,950
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	8,632,720
		56,914,966
Iowa 0.4%
Iowa, State Finance Authority, Lifespace Communities, Inc. Obligated Group:
Series A, 5.0%, 5/15/2043	6,705,000	6,996,802
Series A, 5.0%, 5/15/2048	8,220,000	8,552,992
		15,549,794
Kansas 0.5%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	14,064,440
Series A, 5.0%, 11/15/2034	4,965,000	5,357,185
		19,421,625
Kentucky 0.1%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,344,832
Series A, 5.25%, 6/1/2041	1,915,000	2,074,941
		3,419,773
Louisiana 0.8%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	2,830,000	3,085,747
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,164,650
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	25,285,000	24,961,858
		33,212,255
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	9,989,777
Maryland 0.9%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	20,000,000	22,217,400
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group:
Series A, 5.0%, 5/15/2042	9,735,000	10,719,501
Series A, 5.0%, 5/15/2045	5,000,000	5,498,350
		38,435,251
Massachusetts 1.0%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	13,800,000	14,142,378
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	79,587
144A, 5.0%, 11/15/2038	1,175,000	1,204,880
144A, 5.125%, 11/15/2046	1,175,000	1,202,413
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc.:
144A, 5.0%, 10/1/2047	700,000	728,189
144A, 5.0%, 10/1/2057	1,700,000	1,759,857
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System Issue:
Series S-1, 5.0%, 7/1/2028	2,700,000	3,260,763
Series S-1, 5.0%, 7/1/2029	5,000,000	5,986,550
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc.:
Series S-1, 5.0%, 7/1/2033	4,000,000	4,649,920
Series L, 5.0%, 7/1/2036	70,000	74,521
Massachusetts, State Development Finance Agency Revenue, South Shore Hospital, Series I, 5.0%, 7/1/2041	1,825,000	1,979,614
Massachusetts, State Development Finance Agency Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	4,785,000	4,848,975
Massachusetts, State Development Finance Agency Revenue, UMass Memorial Healthcare, Series I, 5.0%, 7/1/2036	1,000,000	1,103,960
		41,021,607
Michigan 0.7%
Michigan, State Building Authority Revenue, Facilities Program, Series H, 5.125%, 10/15/2033	9,755,000	9,943,467
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	4,335,000	4,665,023
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT-75, 5.0%, 12/31/2043	4,800,000	5,267,232
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport, Series A, 5.0%, 12/1/2037	9,255,000	10,178,186
		30,053,908
Minnesota 0.8%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	5,000,000	5,482,350
Series A, 5.0%, 2/15/2053	14,060,000	15,298,686
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	4,075,000	4,508,336
Minnesota, State Trunk Highway, Series B, 4.0%, 8/1/2032	5,000,000	5,565,750
		30,855,122
Mississippi 0.1%
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0% ***, Mandatory Put 8/1/2022 @ 100, 2/1/2036	2,710,000	2,780,677
Missouri 0.9%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center, Series A, 5.0%, 6/1/2033	11,075,000	11,954,023
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	2,460,000	2,560,958
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	3,285,000	3,419,816
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village:
5.0%, 9/1/2048	3,255,000	3,299,952
Series A, 5.125%, 9/1/2048	7,500,000	7,649,625
Series A, 5.125%, 9/1/2049	7,975,000	8,128,040
		37,012,414
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	5,205,000	5,733,932
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2027	1,390,000	1,596,818
Series A, 5.0%, 9/1/2029	1,730,000	1,998,531
Series A, 5.0%, 9/1/2033	3,815,000	4,428,147
		13,757,428
Nevada 0.1%
Clark County, NV, Airport Systems Revenue, Series D-1, 1.73% **, 3/7/2019, LOC: Sumitomo Mitsui Banking	530,000	530,000
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	15,500,000	1,799,085
		2,329,085
New Hampshire 0.3%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, Prerefunded, 6.5%, 1/1/2031	10,000,000	10,851,100
New Jersey 2.3%
New Jersey, State Economic Development Authority Revenue:
5.0%, 6/15/2028	1,050,000	1,118,061
Series DDD, 5.0%, 6/15/2042	2,775,000	2,919,217
Series BBB, 5.5%, 6/15/2030	22,440,000	25,629,846
New Jersey, State Economic Development Authority Revenue, Private Activity, The Goethals Bridge Replacement Project, AMT, 5.0%, 1/1/2031, INS: AGMC	4,000,000	4,371,760
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	1,460,000	1,581,837
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	2,885,000	3,042,435
Series A, 5.0%, 6/15/2047	3,205,000	3,359,321
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement Notes:
Series A, 5.0%, 6/15/2029	2,420,000	2,722,500
Series A, 5.0%, 6/15/2031	2,420,000	2,685,740
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2033	3,570,000	3,917,754
Series A, 5.0%, 12/15/2034	5,710,000	6,229,210
Series A, 5.0%, 12/15/2036	2,385,000	2,581,572
Series A, 6.0%, 6/15/2035	6,000,000	6,411,120
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	5,270,000	5,566,279
Series B, 5.0%, 6/1/2046	16,500,000	16,730,505
Series A, 5.25%, 6/1/2046	2,630,000	2,842,267
		91,709,424
New Mexico 0.3%
New Mexico, State Finance Authority Revenue, Public Project Revolving Fund:
Series A, 4.0%, 6/1/2029	5,765,000	6,527,479
Series A, 4.0%, 6/1/2030	5,795,000	6,487,734
		13,015,213
New York 11.6%
New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Climate Board Certified Green Bond:
Series A-2, 5.0%, 11/15/2045	5,000,000	5,593,200
Series B-2, 5.0%, 11/15/2034	10,940,000	12,870,035
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	340,000	342,519
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2027, INS: AGMC	16,500,000	18,164,520
Series D, 5.0%, 11/15/2038	13,635,000	14,849,742
Series B, 5.25%, 11/15/2044	25,000,000	27,859,000
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series A2, 5.0%, 11/15/2027	9,000,000	10,574,550
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	500,000	575,740
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	505,000	508,990
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,117,940
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	1,560,000	1,595,459
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2034	545,000	620,194
Series A, 5.0%, 8/1/2035	780,000	883,147
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2035	9,305,000	10,295,424
Series B, 5.0%, 2/15/2035	30,000,000	33,968,400
Series A, 5.0%, 2/15/2039	3,950,000	4,489,294
Series C, 5.0%, 3/15/2041	10,000,000	10,574,700
Series C, 5.0%, 3/15/2042	14,750,000	16,517,050
New York, State Dormitory Authority, Sales Tax Revenue, Series B, 5.0%, 3/15/2036	5,000,000	5,843,600
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 1.87% **, 3/7/2019, LOC: Mizuho Bank Ltd.	40,000	40,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	45,000,000	48,908,250
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	2,045,000	2,322,772
AMT, 5.0%, 1/1/2034	2,045,000	2,312,486
AMT, 5.0%, 1/1/2036	2,045,000	2,291,954
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Gateway Partners LLC, Redevelopment Project:
Series A, AMT, 5.0%, 7/1/2041	6,660,000	7,088,038
Series A, AMT, 5.0%, 7/1/2046	14,190,000	15,030,048
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2031	4,600,000	5,419,720
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	1,195,000	1,267,787
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	3,200,000	3,612,352
Series TE, 5.0%, 12/15/2035	4,000,000	4,509,600
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040	2,270,000	2,289,386
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series DD, 5.0%, 6/15/2036	6,000,000	6,768,960
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	11,883,937
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 4.0%, 5/1/2031	5,430,000	5,882,048
Series A, 5.0%, 2/1/2031	5,000,000	5,886,700
Series F-1, 5.0%, 5/1/2031	4,900,000	5,786,116
Series D-1, 5.0%, 2/1/2038	17,655,000	19,745,529
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2A, 4.0%, 7/15/2037	5,000,000	5,293,900
Series S-2A, 4.0%, 7/15/2038	8,500,000	8,951,435
Series S-3, 5.0%, 7/15/2031	4,000,000	4,809,320
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	2,800,000	3,241,308
New York, NY, General Obligation:
Series B-1, 5.0%, 12/1/2031	2,000,000	2,340,340
Series D-1, 5.0%, 10/1/2033	25,000,000	26,886,500
Series I-1, 5.375%, 4/1/2036	265,000	265,708
Port Authority of New York & New Jersey:
Series 207, AMT, 5.0%, 9/15/2031	5,000,000	5,877,650
Series 207, AMT, 5.0%, 9/15/2032	10,000,000	11,665,100
Series 193, AMT, 5.0%, 10/15/2035	2,865,000	3,238,596
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2029	10,000,000	11,571,700
AMT, 5.0%, 10/15/2034	5,775,000	6,539,263
Port Authority of New York & New Jersey, Two Hundred Second:
AMT, 5.0%, 10/15/2033	6,560,000	7,525,238
AMT, 5.0%, 10/15/2034	5,250,000	5,999,280
Port Authority of New York & New Jersey, Two Hundred Seven:
AMT, 5.0%, 9/15/2029	8,000,000	9,573,920
AMT, 5.0%, 9/15/2030	20,000,000	23,739,000
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2035	665,000	718,945
Series A, AMT, 5.0%, 1/1/2036	2,100,000	2,264,052
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,084,580
		471,875,022
North Carolina 0.3%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,576,065
Charlotte-Mecklenberg, NC, Hospital Authority, Health Care System Revenue, Series A, 5.0%, 1/15/2039	9,540,000	10,256,835
North Carolina, State Municipal Power Agency No.1, Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	1,560,000	1,563,557
		13,396,457
North Dakota 0.5%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	10,350,365
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2043	5,215,000	5,538,643
Series C, 5.0%, 6/1/2048	5,895,000	6,227,183
		22,116,191
Ohio 3.0%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	6,035,000	6,545,863
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,073,940
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	975,000	1,013,766
5.0%, 1/1/2046	2,790,000	2,861,117
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, Prerefunded, 6.5%, 12/1/2030	14,425,000	15,937,750
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	6,000,000	6,754,260
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	11,610,000	12,783,422
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, Children's Hospital Medical Center of Akron, 5.0%, 11/15/2038	15,645,000	16,959,493
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,047,795
Ohio, Higher Education Revenue, Case Western Reserve University, Series B, 6.5%, 10/1/2020	840,000	877,985
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	80,000	82,281
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	1,205,000	1,230,859
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	5,010,000	5,146,222
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	7,772,850
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,165,520
Ohio, State Turnpike Commission, Infrastructure Projects:
Series A-1, 5.25%, 2/15/2030	4,620,000	5,162,665
Series A-1, 5.25%, 2/15/2031	9,375,000	10,457,344
Series A-1, 5.25%, 2/15/2032	7,500,000	8,359,875
		121,233,007
Oklahoma 0.8%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	2,185,000	2,435,357
Series B, 5.5%, 8/15/2057	9,385,000	10,351,092
Oklahoma, State Turnpike Authority Revenue, Series E, 4.0%, 1/1/2031	6,375,000	6,962,839
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	10,885,000	11,820,239
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, 5.25%, 11/15/2045	1,575,000	1,701,142
		33,270,669
Pennsylvania 3.5%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	11,975,938
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	665,000	685,582
5.0%, 12/1/2048	720,000	738,374
5.0%, 12/1/2053	1,055,000	1,073,652
Lancaster County, PA, Hospital Authority Revenue, University of Pennsylvania Health System Obligated Group, 5.0%, 8/15/2042	2,100,000	2,352,693
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	1,665,000	1,763,735
Series A, 5.0%, 12/1/2048	4,335,000	4,540,739
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	13,447,952
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	1,115,000	1,230,849
Pennsylvania, Commonwealth Financing Authority Revenue:
Series A, 5.0%, 6/1/2033	5,000,000	5,594,000
Series A, 5.0%, 6/1/2034	6,000,000	6,680,280
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	1,290,000	1,523,271
5.0%, 6/1/2028	1,290,000	1,533,758
5.0%, 6/1/2029	1,290,000	1,518,962
5.0%, 6/1/2030	855,000	996,571
5.0%, 6/1/2031	865,000	999,317
Pennsylvania, Geisinger Authority Health System Revenue, Series A-2, 5.0%, 2/15/2034	3,000,000	3,430,950
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	780,000	796,661
Pennsylvania, State General Obligation:
Series 2, 4.0%, 9/15/2032	10,000,000	10,564,700
Series D, 5.0%, 8/15/2032	5,000,000	5,712,950
Pennsylvania, State Turnpike Commission Revenue:
Series B, 5.0%, 6/1/2029	10,000,000	11,421,500
Series B, 5.0%, 6/1/2033	12,000,000	13,341,120
Series A-1, 5.0%, 12/1/2040	15,000,000	16,371,600
Series B-1, 5.0%, 6/1/2042	6,950,000	7,572,511
Series A-1, 5.0%, 12/1/2042	5,000,000	5,579,850
Series A-1, 5.0%, 12/1/2047	3,335,000	3,700,950
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,328,366
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance:
Series 14, 4.0%, 10/1/2035	1,090,000	1,126,766
Series 14, 4.0%, 10/1/2037	895,000	917,554
		144,521,151
South Carolina 2.9%
Charleston County, SC, Airport District System Revenue, Series A, AMT, 5.75%, 7/1/2030	5,880,000	6,707,316
Lexington County, SC, Health Services District, Lexington Medical Center:
5.0%, 11/1/2041	2,500,000	2,688,025
5.0%, 11/1/2046	7,490,000	8,030,853
South Carolina, State Jobs Economic Development Authority, Hospital Revenue, Prisma Healthcare Obligated Group, Series B, 1.71% **, 3/1/2019, LOC: U.S. Bank NA	800,000	800,000
South Carolina, State Jobs-Economic Development Authority, Hospital Revenue, Conway Hospitals, Inc., 5.25%, 7/1/2047	4,715,000	5,137,464
South Carolina, State Jobs-Economic Development Authority, Residential Facility Revenue, Episcopal Home at Still Hopes:
Series A, 5.0%, 4/1/2048	3,085,000	3,113,444
Series A, 5.25%, 4/1/2053	4,000,000	4,076,240
South Carolina, State Ports Authority Revenue, Prerefunded, 5.25%, 7/1/2040	10,195,000	10,677,937
South Carolina, State Public Service Authority Revenue:
Series A, 5.0%, 12/1/2033	4,400,000	4,948,900
Series A, 5.0%, 12/1/2036	4,780,000	5,318,467
Series C, 5.0%, 12/1/2046	6,850,000	7,377,244
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	35,555,000	42,051,610
South Carolina, State Transportation Infrastructure Bank Revenue, 5.0%, 10/1/2038	15,130,000	17,128,370
		118,055,870
South Dakota 1.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
5.0%, 7/1/2044	20,475,000	22,046,047
5.0%, 7/1/2046	16,140,000	17,689,117
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,065,640
		42,800,804
Tennessee 0.5%
Metropolitan Government of Nashville & Davidson County, TN, General Obligation:
4.0%, 7/1/2034	6,000,000	6,505,740
5.0%, 1/1/2030	5,000,000	5,931,500
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	7,100,030
Series A, 5.25%, 9/1/2021	2,000,000	2,135,640
		21,672,910
Texas 12.1%
Central Texas, Regional Mobility Authority Revenue, 5.0%, 1/1/2040	3,750,000	4,126,800
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	4,730,000	5,185,262
Clifton, TX, Higher Education Finance Corp., Education Revenue, International Leadership, Series D, 6.125%, 8/15/2048	11,465,000	11,830,275
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	19,157,129
Houston, TX, Airport Systems Revenue, Series B, 5.0%, 7/1/2032	3,510,000	3,804,664
Houston, TX, Utility Systems Revenue, First Lien, Series B, 5.0%, 11/15/2034	5,000,000	5,794,600
Mission, TX, Economic Development Corp. Revenue, Senior Lien-Natgasoline Project, AMT, 144A, 4.625%, 10/1/2031	7,500,000	7,685,175
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	5,715,000	6,393,656
Series B, 5.0%, 1/1/2040	8,825,000	9,554,739
Series C, 5.25%, 1/1/2044	20,000,000	20,046,400
First Tier, Prerefunded, 6.0%, 1/1/2043	30,000,000	32,319,000
North Texas, Tollway Authority Revenue, Second Tier:
Series B, 5.0%, 1/1/2043	3,075,000	3,420,784
Series B, 5.0%, 1/1/2048	8,615,000	9,529,396
San Antonio, TX, Electric & Gas Systems Revenue, 4.0%, 2/1/2032	7,000,000	7,546,910
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	25,000,000	27,555,250
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036	7,000,000	7,651,070
5.0%, 8/15/2043	9,900,000	10,715,760
Prerefunded, 5.625%, 8/15/2035	740,000	781,669
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	20,221,100
Tarrant County, TX, Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue, Buckner Retirement Services, Inc. Project, 5.0%, 11/15/2046	4,410,000	4,718,744
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	24,425,000	25,503,852
Series A, 5.25%, 11/1/2038	20,000,000	20,930,800
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.25%, 10/1/2051	20,000,000	21,895,200
Texas, Love Field Airport Modernization Corp., General Airport Revenue:
AMT, 5.0%, 11/1/2033	1,250,000	1,416,213
AMT, 5.0%, 11/1/2034	1,000,000	1,128,840
Texas, Lower Colorado River Authority Revenue, Series A, Prerefunded, 5.0%, 5/15/2036	25,000	27,499
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	20,644,800
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 67% of 3-month USD-LIBOR + 0.700%, 2.568% ***, 12/15/2026	18,230,000	18,143,043
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Manor Project:
5.0%, 11/1/2031	1,000,000	1,087,050
5.0%, 11/1/2040	1,070,000	1,142,910
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	4,000,000	4,035,440
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	5,971,884
5.5%, 8/1/2025	2,750,000	3,182,355
Texas, State College Student Loan, AMT, 5.5%, 8/1/2028	5,620,000	6,831,672
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	18,590,000	21,505,098
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,424,533
5.0%, 12/15/2031	4,500,000	4,833,405
5.0%, 12/15/2032	21,215,000	22,722,538
Texas, State Transportation Commission, Turnpike Systems Revenue:
Series C, 5.0%, 8/15/2034	14,410,000	15,603,004
Series C, 5.0%, 8/15/2042	5,085,000	5,410,186
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund:
4.0%, 10/15/2030	8,500,000	9,332,150
Series B, 4.0%, 10/15/2033	20,000,000	21,856,000
Series A, 4.0%, 10/15/2036	5,000,000	5,356,000
Series B, 4.0%, 10/15/2036	23,580,000	25,284,598
Series B, 4.0%, 10/15/2037	7,000,000	7,473,060
		491,780,513
Utah 0.7%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2032	5,000,000	5,834,950
Series A, AMT, 5.0%, 7/1/2043	3,850,000	4,320,893
Series A, AMT, 5.0%, 7/1/2047	13,435,000	14,864,081
Series A, AMT, 5.0%, 7/1/2048	2,310,000	2,578,422
		27,598,346
Virginia 1.5%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2036	1,750,000	1,894,847
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2049	14,865,000	16,049,592
AMT, 5.0%, 12/31/2052	4,655,000	5,012,225
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century, Series A, 4.0%, 2/1/2031	15,145,000	16,335,246
Virginia, State College Building Authority, Educational Facilities Revenue, Public Higher Education:
Series A, 4.0%, 9/1/2030	5,590,000	6,145,366
Series A, 4.0%, 9/1/2031	4,710,000	5,121,136
Virginia, State Commonwealth Transportation Board Revenue:
Series A, 5.0%, 5/15/2028	2,500,000	3,068,325
Series A, 5.0%, 5/15/2031	5,120,000	6,148,096
		59,774,833
Washington 3.9%
King County, WA, School District No. 412 Shoreline:
4.0%, 12/1/2035	5,505,000	5,943,253
4.0%, 12/1/2037	15,000,000	15,887,700
5.0%, 12/1/2031	14,345,000	17,370,074
Port of Seattle, WA, Revenue Bonds:
Series A, AMT, 5.0%, 5/1/2029	8,280,000	9,707,638
Series A, AMT, 5.0%, 5/1/2030	6,200,000	7,216,800
Series A, AMT, 5.0%, 5/1/2031	9,200,000	10,621,676
Seattle, WA, Municipal Light & Power Revenue, Series A, 4.0%, 1/1/2038	6,875,000	7,230,437
Spokane County, WA, School District No. 81, Series B, 4.0%, 12/1/2030	18,800,000	20,787,724
Washington, Energy Northwest Electric Revenue:
Series C, 5.0%, 7/1/2030	14,405,000	17,614,002
Series C, 5.0%, 7/1/2031	10,675,000	12,957,849
Washington, State General Obligation, Series C, 5.0%, 2/1/2031	16,000,000	19,186,240
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	11,260,000	11,592,508
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	1,715,000	1,878,662
5.0%, 8/15/2035	1,470,000	1,601,771
5.0%, 8/15/2036	980,000	1,062,604
		160,658,938
West Virginia 0.5%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	20,120,000	21,882,713
Wisconsin 1.3%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,172,480
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	1,285,000	1,380,745
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	2,245,000	2,412,028
Wisconsin, Public Finance Authority Revenue, Denver International Airport Great Hall Project, AMT, 5.0%, 9/30/2049	3,335,000	3,596,731
Wisconsin, Public Financing Authority, Retirement Facilities Revenue:
144A, 5.0%, 10/1/2043	1,560,000	1,582,464
144A, 5.0%, 10/1/2048	4,315,000	4,360,653
144A, 5.0%, 10/1/2053	8,100,000	8,154,837
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	8,500,000	9,638,065
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,539,537
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	335,000	342,893
Series A, 5.0%, 9/15/2045	445,000	454,203
Series A, 5.0%, 9/15/2050	1,780,000	1,813,161
		54,447,797
Total Municipal Bonds and Notes (Cost $3,837,042,231)		4,017,491,458
Underlying Municipal Bonds of Inverse Floaters (a) 0.3%
Texas
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2020 (b) (Cost $10,828,488)	10,000,000	10,475,700
Trust: Texas, Water Works & Sewer Systems Revenue, Series 2016-XM0288, 144A, 7.59%, 10/1/2035, Leverage Factor at purchase date: 2 to 1
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,847,870,719)	98.9	4,027,967,158
Floating Rate Notes (a)	(0.1)	(5,000,000)
Other Assets and Liabilities, Net	1.2	50,530,094
Net Assets	100.0	4,073,497,252

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2019. Date shown reflects the earlier of demand date or stated maturity date.
*** Variable or floating rate security. These securities are shown at their current rate as of February 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$4,027,967,158	$—	$4,027,967,158
Total	$—	$4,027,967,158	$—	$4,027,967,158
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	April 22, 2019